Property, Plant and Equipment, Net of Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
As of December 31, 2021 and 2020, property, plant and equipment, net of accumulated depreciation consisted of the following (in millions):

	December 31,
	2021	2020
LNG terminal
LNG terminal and interconnecting pipeline facilities	$13,222	$10,176
LNG site and related costs	294	276
LNG terminal construction-in-process	66	2,960
Accumulated depreciation	(981)	(568)

Total LNG terminal, net of accumulated depreciation	12,601	12,844
Fixed assets
Fixed assets	23	22
Accumulated depreciation	(17)	(13)

Total fixed assets, net of accumulated depreciation	6	9

Property, plant and equipment, net of accumulated depreciation	$12,607	$12,853

Schedule of Depreciation and Offsets to LNG Terminal Costs
The following table shows depreciation expense and offsets to LNG terminal costs during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
Depreciation expense	$419	$341	$230
Offsets to LNG terminal costs (1)	143	32	156

(1)
We recognize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the Liquefaction Project during the testing phase for its construction.

Property Plant And Equipment Estimated Useful Lives Table
LNG terminal costs related to the Liquefaction Project are depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Liquefaction Project have depreciable lives between 6 and 50 years, as follows:

Components	Useful life (years)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Water pipelines	30
Liquefaction processing equipment	6-50
Other	15-30